Annual Total Returns[BarChart] - Invesco SP MidCap 400 Pure Value ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.54%)	19.05%	38.25%	8.36%	(10.79%)	30.86%	14.79%	(17.94%)	24.15%	9.45%